Acquisitions (Details) - Schedule of unaudited pro forma results - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of unaudited pro forma results [Abstract]
Revenues	$ 12,073,878	$ 13,373,918
Net income (loss)	(927,208)	317,547
Net loss attributable to 1847 Holdings common shareholders’	$ (1,008,245)	$ (1,398,248)
Loss per share attributable to 1847 Holdings common shareholders’: Basic and diluted (in Dollars per share)	$ (0.21)	$ (0.29)